ACCOUNTS PAYABLE ACCRUED EXPENSES (Details Narrative) - USD ($)	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
ACCOUNTS PAYABLE ACCRUED EXPENSES
Accounts payable and accrued expense	$ 40,808,000	$ 8,363,000	$ 8,137,000